Insurance services - Summary of Effect of Reinsurance (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Premium and other operating income from insurance business:
Direct	₨ 510,646.9	$ 5,977.4	₨ 389,925.5
Assumed	2,581.4	30.2	1,588.5
Ceded	(14,963.1)	(175.2)	(9,634.5)
Total	498,265.2	5,832.4	381,879.5
Claims and benefits paid pertaining to insurance business:
Direct	537,887.7	6,296.3	383,194.5
Assumed	1,558.9	18.2	1,029.4
Ceded	(6,579.5)	(77.0)	(2,258.1)
Total	₨ 532,867.1	$ 6,237.5	₨ 381,965.8